STATEMENT OF CASH FLOWS	11 Months Ended
Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net income	$ 46,738
Adjustments to reconcile net income to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B common stock	1,000
Change in fair value of derivative warrant liabilities	(1,905,000)
Offering costs allocated to derivative warrant liabilities	476,450
Income from investments held in the trust account	(6,015)
Changes in operating assets and liabilities:
Prepaid expenses	155,454
Accounts payable	85,534
Due to related party	49,723
Accrued expenses	199,733
Capital based tax payable	198,129
Franchise tax payable	188,237
Net cash used in operating activities	(510,017)
Cash Flows from Investing Activities
Cash deposited in trust account	(150,000,000)
Net cash used in investing activities	(150,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	1,000
Proceeds received from initial public offering, gross	150,000,000
Proceeds received from private placement	852,416
Net cash provided by financing activities	150,853,416
Net change in cash	343,399
Cash - beginning of the period	0
Cash - end of the period	343,399
Supplemental disclosure of noncash activities:
Offering costs paid by related party under note payable and advances	1,968,784
Offering costs included in accrued expenses	30,000
Offering costs paid by Sponsor in exchange for issuance of Class B common stock	24,000
Prepaid expenses paid by related party under note payable and advances	677,800
Repayment of note payable and advances by Sponsor in exchange for issuance of private placement warrants	2,647,584
Deferred underwriting commissions in connection with the initial public offering	5,250,000
Value of Class B common stock transferred to Anchor Investors at initial public offering	$ 6,509,758